Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 435
Ending Balance	517	$ 435
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	435
Ending Balance	517	435
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	435	16
Gain recognized within other operating gains, net	82	419
Ending Balance	$ 517	$ 435